Intangible Asset	12 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSET
6.	INTANGIBLE ASSET

Intangible asset consists of the following:

	March 31, 2020	March 31, 2019
Software	$2,183	$2,305
Less-Accumulated Amortization	(1,693)	(1,378)
Total, net	$490	$927

For the years ended March 31, 2020, 2019, and 2018, amortization expense was $394, $886, and $322, respectively. The weighted average remaining useful life of the asset is approximately 12 months.